Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Operating taxes and levies recognized in the income statement

(in millions of euros)	2022	2021	2020
Territorial Economic Contribution, IFER and similar taxes(1)	(642)	(652)	(795)
Spectrum fees	(373)	(360)	(341)
Levies on telecommunication services	(333)	(329)	(319)
Other operating taxes and levies	(534)	(586)	(469)
Total	(1,882)	(1,926)	(1,924)

(1)  In 2021, included a reduction in the territorial economic contribution (cotisation économique territoriale – CET) of 139 million euros. This decrease is explained by the reduction in the applicable rate of the business value added tax (cotisation sur la valeur ajoutée – CVAE), which is the main component of the CET.

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Value added tax (VAT)	1,114	1,025	966
Other operating taxes and levies	151	138	138
Operating taxes and levies - receivables	1,265	1,163	1,104
Value added tax (VAT)	(687)	(682)	(652)
Territorial Economic Contribution, IFER and similar taxes	(96)	(89)	(87)
Spectrum fees	(19)	(18)	(21)
Levies on telecommunication services	(107)	(143)	(128)
Other operating taxes and levies	(496)	(504)	(391)
Operating taxes and levies - payables	(1,405)	(1,436)	(1,279)
Operating taxes and levies - net	(140)	(273)	(175)

Net operating taxes and levies (payable)

(in millions of euros)	2022	2021	2020
Net tax liabilities and operating taxes and levies - in the opening balance	(273)	(175)	(197)
Operating taxes and levies recognized in profit or loss	(1,882)	(1,926)	(1,924)
Operating taxes and levies paid(1)	1,906	1,914	1,929
Changes in the scope of consolidation	—	(67)	—
Translation adjustment	42	(19)	20
Reclassifications and other items	68	(1)	(3)
Net tax liabilities and operating taxes and levies - in the closing balance	(140)	(273)	(175)

(1) In 2021, included the reclassification in the consolidated statement of cash flows of 34 million euros as investing activities corresponding to the VAT disbursement by Orange Polska in connection with the loss of exclusive control over the FiberCo in Poland (see Note 3.2).

Income tax in profit and loss

(in millions of euros)	2022	2021	2020
Orange SA tax group	(541)	3	1,556
• Current tax	(417)	(129)	1,801
o/w tax income related to the 2005-2006 tax dispute	—	—	2,246
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(417)	(129)	(444)
• Deferred tax	(124)	133	(246)
Spanish tax group	50	(115)	(146)
• Current tax	—	—	(40)
• Deferred tax	50	(115)	(106)
Africa & Middle-East	(528)	(431)	(341)
• Current tax	(536)	(420)	(343)
• Deferred tax	8	(11)	2
United Kingdom	(74)	(264)	(137)
• Current tax	(75)	(76)	(75)
• Deferred tax	1	(188)	(63)
Other subsidiaries (1)	(172)	(156)	(83)
• Current tax	(140)	(125)	(99)
• Deferred tax	(32)	(31)	16
Total Income taxes	(1,265)	(962)	848
Current tax	(1,168)	(750)	1,245
o/w tax income related to the 2005-2006 tax dispute	—	—	2,246
o/w current tax excluding the tax income related to the 2005-2006 tax dispute	(1,168)	(750)	(1,001)
Deferred tax	(97)	(212)	(396)

(1)	In 2021, included a tax expense of (74) million euros in Poland related notably to the gain arising from the loss of sole control over the FiberCo (see Note 3.2).

Effective income tax on continuing operations

(in millions of euros)	Note	2022	2021	2020
Profit before tax		3,882	1,740	4,207
Statutory tax rate in France		25.83%	28.41%	32.02%
Theoretical income tax		(1,003)	(494)	(1,347)
Reconciling items :
Tax income related to the 2005-2006 tax dispute (1)		—	—	2,246
Impairment of goodwill (2)	7.1	(211)	(1,052)	—
Impact related to the loss of sole control over Orange Concessions		—	557	—
Share of profits (losses) of associates and joint ventures		—	1	(1)
Adjustment of prior-year taxes		(13)	(23)	1
Recognition / (derecognition) of deferred tax assets		83	(149)	(98)
Difference in tax rates (3)		10	85	157
Change in applicable tax rates (4)		—	(235)	(92)
Other reconciling items(5)		(130)	348	(18)
Effective income tax		(1,265)	(962)	848
Effective tax rate (ETR)		32.59%	55.31%	(20.17)%

(1)	Relates to the tax income of 2,246 million euros (including interests) recognized in 2020 following the favorable decision handed down on November 13, 2020 by the Conseil d'État on the tax dispute relating to fiscal years 2005–2006. Excluding this effect, the Group ETR was 33.2% in 2020.
(2)	Reconciliation effect calculated based on the tax rate applicable to the parent company of the Group. The difference in tax rates between the parent company and the subsidiary locally is presented below in “Difference in tax rates.” In 2022, impairment losses recorded on goodwill generates a reconciliation effect at the Group tax rate of (211) million euros. Excluding this effect, the Group ETR is 26.9% in 2022. In 2021, the impairment loss of (3,702) million euros recorded on goodwill in Spain generated a reconciliation effect at the Group tax rate of (1,052) million euros. Excluding this effect, the Group ETR was 17.7% in 2021.
(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate, mainly the United Kingdom (tax rate of 19%), Romania (tax rate of 16%), Poland (tax rate of 19%) and Guinea (tax rate of 35%).
(4)	Takes into account the remeasurement of deferred tax following tax legislation introducing changes in tax rates, as well as the impact of recognizing deferred tax in the period at tax rates different from the rate applicable in the current fiscal year.
(5)	In 2021, included a tax income recorded resulting from the reassessment of an income tax charge booked in periods prior to those presented.

Corporate income tax on other comprehensive income

(in millions of euros)	2022		2021		2020
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits	176	(47)	59	(14)	(13)	1
Assets at fair value	(112)	—	11	—	94	—
Cash flow hedges	295	(70)	317	(84)	22	(10)
Translation adjustment	(374)	—	200	—	(414)	—
Other comprehensive income of associates and joint ventures	51	—	1	—	—	—
Total presented in other comprehensive income	37	(117)	587	(98)	(311)	(9)

Tax position in the statement of financial position

	December 31, 2022			December 31, 2021			December 31, 2020
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	—	31	(31)	26	—	26	—	359	(359)
• Deferred tax (1)	135	—	135	362	—	362	327	—	327
Spanish tax group
• Current tax	1	—	1	13	—	13	12	—	12
• Deferred tax (2)	—	161	(161)	—	211	(211)	—	95	(95)
Africa & Middle-East
• Current tax	68	395	(327)	62	328	(266)	45	228	(183)
• Deferred tax	128	58	70	127	93	34	103	55	48
United Kingdom
• Current tax	2	—	2	—	5	(5)	—	4	(4)
• Deferred tax (3)	—	786	(786)	—	787	(787)	—	600	(600)
Other subsidiaries
• Current tax	77	112	(34)	80	92	(12)	70	82	(12)
• Deferred tax	157	120	38	202	94	109	244	105	139
Total
• Current tax	149	538	(389)	181	425	(244)	128	673	(545)
• Deferred tax	421	1,124	(704)	692	1,185	(493)	674	855	(181)

(1)	Mainly includes deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are offset by deferred tax liabilities on goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2022	2021	2020
Net current tax assets/(liabilities) in the opening balance	(244)	(545)	(629)
Cash tax payments/(reimbursements)(1)(2)	1,022	1,028	(1,160)
Change in income statement (2)	(1,168)	(750)	1,245
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	(2)	29	(2)
Changes in the scope of consolidation	—	1	—
Translation adjustment	2	(7)	4
Reclassification and other items	1	—	(4)
Net current tax assets/(liabilities) in the closing balance	(389)	(244)	(545)

(1)	In 2022, includes a tax refund of 11 million euros related to the loss of sole control over the FiberCo in Poland, reclassified in investing activities in the consolidated statement of cash flows.
(2)	In 2021, included disbursements and tax expenses on gains arising from the loss of sole control over Orange Concessions in France and FiberCo in Poland, in the amounts of 47 million euros and 27 million euros respectively, reclassified in investing activities in the consolidated statement of cash flows. In 2020, included a reimbursement and tax income of 2,246 million euros in respect of the tax dispute for 2005–2006.
(3)	Mainly corresponds to the tax effect of the remeasurement of the portion of subordinated notes denominated in foreign currency and the tax effects of transaction costs and premium paid related to the refinancing of subordinated notes.

Change in net deferred tax

(in millions of euros)	2022	2021	2020
Net deferred tax assets/(liabilities) in the opening balance	(493)	(181)	238
Change in income statement	(97)	(212)	(396)
Change in other comprehensive income	(117)	(98)	(9)
Change in retained earnings	—	5	—
Change in the scope of consolidation	(21)	(1)	(2)
Translation adjustment	25	(5)	(10)
Reclassification and other items	—	(1)	(2)
Net deferred tax assets/(liabilities) in the closing balance	(704)	(493)	(181)

Deferred tax assets and liabilities by type

	December 31, 2022			December 31, 2021			December 31, 2020
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	679	—	22	705	—	218	499	—	(154)
Fixed assets	465	1,481	(75)	528	1,476	(218)	552	1,275	(111)
Tax losses carryforward	3,935	—	20	3,958	—	37	3,887	—	8
Other temporary differences	2,658	3,168	(145)	2,673	2,960	(76)	2,690	2,821	(71)
Deferred tax	7,736	4,649	(178)	7,865	4,436	(38)	7,629	4,096	(327)
Depreciation of deferred tax assets	(3,791)	—	80	(3,922)	—	(174)	(3,714)	—	(69)
Netting	(3,525)	(3,525)	—	(3,251)	(3,251)	—	(3,241)	(3,241)	—
Total	421	1,124	(97)	692	1,185	(212)	674	855	(396)